ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable and allowance for doubtful accounts as of September 30, 2024 and 2025 are as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	13,318,276	14,815,743	2,081,155
Less: allowance for doubtful accounts	(641,101)	(91,886)	(12,907)
Total Accounts receivable, net	12,677,175	14,723,857	2,068,248

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS RELATED TO ACCOUNTS RECEIVABLE

The roll-forward of the allowance for doubtful accounts related to accounts receivable for the years ended September 30, 2024 and 2025:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Beginning of the year	1,271,180	641,101	90,055
Reversal of allowance for doubtful accounts	(630,079)	(549,215)	(77,148)
End of the year	641,101	91,886	12,907